Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 395,930,000
Total Fee Amount	54,677.94
Total Offset Amount	0
Net Fee	$ 54,677.94
Offset Table N/A	N/A